Del Mar Gateway 11988 El Camino Real Suite 200 San Diego, CA 92130-2594 858.720.6300 858.720.6306 fax www.luce.com

February 4, 2009

Mr. Christian Windsor, Special Counsel

Division of Corporation Finance

U. S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4561

Re:	Gateway Pacific Bancorp
Amendment No. 1 to Registration Statement on Form S-1
Filed on January 15, 2009
File No. 333-152488

Dear Mr. Windsor:

Thank you for your comment letter dated January 28, 2009. We have reviewed it and are responding to your comments to Amendment No. 1 to Registration Statement on Form S-1 of Gateway Pacific Bancorp (the “Company”). We expect to file Pre-Effective Amendment No. 2 to such registration statement (“Amended S-1”) via EDGAR on February 4, 2009, in response to your comments. Please note that as indicated in Amendment No. 1 to Registration Statement on Form S-1, Mr. Garry Barnes is no longer President and CEO of the Company. The Company’s new President and CEO is Mr. Frederick J. (Rick) Mandelbaum.

The following is a response to each of your comments (in the order of your comments) and a discussion of changes that were made and their location in the Amended S-1. One clean and two marked courtesy copies of the Amended S-1 are enclosed. All references to page numbers herein refer to the marked copies of the Amended S-1 unless otherwise stated.

Form S-1/A

Risk Factors, page 3

1.	Comment:

Revise this section to add a risk factor, or revise a current risk factor, to discuss the fact that you do not own or have a lease for a location for your banking offices.

Response:

A risk factors has been added on page 6 of the Amended S-1 to discuss the fact that the Company does not own or have a lease for a location for its banking offices.

Mr. Christian Windsor

February 4, 2009

Gateway Pacific Bancorp’s Board may have interests that may be different from yours, page 4

2.	Comment:

Revise this risk factor, or add a separate risk factor under an appropriate heading, that discusses the actions the board has taken, including granting consulting agreements to insiders, granting employment agreements and retention agreements with officers and providing indemnification agreements for the directors and officers from both the bank and the corporation.

Response:

This risk factor referenced above on page 4 of the Amended S-1 has been revised to discuss the actions the board has taken, including granting consulting agreements to insiders, granting employment agreements and retention agreements with officers and providing indemnification agreements for the directors and officers from both the bank and the corporation.

Our Business, page 12

3.	Comment:

Please provide disclosure as to the current economic conditions in the areas in which the bank will operate. Discuss how the bank’s operations will be impacted, if at all, by such factors as declining home values and rising unemployment rates.

Response:

A disclosure has been provided on page 15 of the Amended S-1 regarding the current economic conditions in the areas in which the bank will operate and how the bank’s operations will be impacted, if at all, by such factors as declining home values and rising unemployment rates.

Mr. Christian Windsor

February 4, 2009

Transactions with Directors and Executive Officers, page 37

4.	Comment:

Please confirm to the staff that your consultant, Seapower Carpenter, does not have any affiliation or other relationship with your officers, directors, founders or other shareholders. If you are not able to provide this confirmation, please discuss any relationship with a view towards disclosing them in your registration statement.

Response:

The Company confirms that its consultant, Seapower Carpenter, does not have any affiliation or other relationship with its officers, directors, founders or other shareholders. A statement to this effect has been provided on page 37 of the Amended S-1.

5.	Comment:

To the extent that you are able to find a location for your branch site prior to the effectiveness of the registration statement, and the purchase and lease arrangements are similar to the terms of the proposed purchase discussed on page 15, please identify the directors, officers or founders who are participating in this transaction. Also, provide all information required by Item 404 of Regulation S-K with regard to the transaction.

Response:

As of the date of this letter, the Company has not found a location for its branch, but the Company undertakes to identify the directors, officers or founders who participate in such a purchase or lease arrangement, as well as the information required by Item 404 of Regulation S-K with regard to the transaction, to the extent the Company is able to find a location prior to the effectiveness of the registration statement.

Legality Opinion of Luce Forward

6.	Comment:

Revise the opinion in your next amendment so that it references the current version of the registration statement and states the correct filing date of the registration statement.

Response:

The opinion in the Amended S-1 has been updated to reference the current version of the registration statement and state the correct filing date of the registration statement.

Mr. Christian Windsor

February 4, 2009

The Company would like to have the registration statement declared effective as soon as possible, so that the Company can begin raising funds and capitalize its proposed bank for its scheduled opening. We further would appreciate your earliest review of the Amended S-1 and your communication by telephone of the earliest time when we may file an acceleration request.

I can be reached by e-mail at censz@luce.com or by telephone at 858.720.6361. In my absence, please contact Kurt Kicklighter at kicklighter@luce.com, or telephone at 619.699.2526.

Respectfully submitted,

/s/ Chad R. Ensz

Chad R. Ensz

for

Luce, Forward, Hamilton & Scripps LLP

Enclosure

701030075.1

cc: By e-mail

Mr. Kurt L. Kicklighter, Esq. (kkicklighter@luce.com)

Mr. Frederick J. (Rick) Mandelbaum (rjmande47@hotmail.com)

Mr. Kirk Colburn (kcolburn5@mac.com)

Mr. Bob Sjogren (rsjogren@carpentercompany.com)